Retirement benefit obligations - Schedule of Charges to Income Statement (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Schedule of Retirement Benefit Charges to Income Statement [Line Items]
Total charge to the income statement	£ 276	£ 202	£ 153
Defined benefit schemes
Schedule of Retirement Benefit Charges to Income Statement [Line Items]
Total charge to the income statement	(21)	(42)	(37)
Defined contribution schemes
Schedule of Retirement Benefit Charges to Income Statement [Line Items]
Total charge to the income statement	£ 297	£ 244	£ 190